Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Net Loss Per Share [Abstract]
Schedule of Computation of Basic Losses Per Share	The following table sets forth the computation of basic losses per share:
	Six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Numerator:
Net loss	$(95,183)	$(72,953)
Basic net loss attributable to Ordinary shareholders	(95,183)	(72,953)
Basic net loss attributable to Restricted sponsor shares	—	—

Denominator:
Weighted average number of Ordinary Shares used in computing basic loss per share	197,840,662	187,239,136
Basic net loss per share of Ordinary shareholders	$(0.48)	$(0.37)
Weighted average number of Ordinary Shares used in computing diluted net loss per share	197,840,662	187,239,136
Diluted loss per share of Ordinary shareholders	$(0.48)	$(0.37)